UNAUDITED CONDENSED INTERIM BALANCE SHEETS - USD ($)	Feb. 28, 2021	Aug. 31, 2020	Aug. 31, 2019
Current
Cash and cash equivalents	$ 416,246	$ 45,528	$ 9,758
Marketable securities	43,200	24,354
Accounts receivable	1,025	1,508	6,225
Prepaid expenses and deposit	53,754	14,824	30,262
Total current assets	514,225	86,214
Non-Current
Patents	69,000
Total Assets	583,225	86,214	46,245
Current
Accounts payable	274,510	290,336	283,430
Loan from related party			15,479
Due to related parties	159,959	188,834	203,221
Total Current Liabilities	434,469	479,170
Total Liabilities		479,170	502,130
STOCKHOLDERS' EQUITY
Share capital Authorized: 200,000,000 common shares with a par value of $0.001 per share Issued and outstanding: 136,231,700 common shares at February 28, 2021 and August 31,2020: 128,471,700 and August 31,2019: 127,471,700	494,346	128,473	127,473
Additional paid-in capital	14,007,059	13,758,598	13,730,801
Deficit	(14,352,649)	(14,280,027)	(14,314,159)
Total Stockholders' Equity	148,756	(392,956)	(455,885)
Total Liabilities and Stockholders' Equity	583,225	86,214	46,245
Commitments